Contingent liabilities (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Contingent liabilities [Abstract]
Potential milestone payment to clinical data used in NDA	$ 100,000
Potential milestone payment of license fee	$ 1,850,000